Related Party Transactions (Details) - Bluecap Mobile Private Limited [Member] - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Jul. 31, 2018
Related Party Transactions (Details) [Line Items]
Short-term loan			$ 1,325
Interest rate			8.00%
Outstanding principal balance	$ 1,834
Accrued interests	220	$ 228
Subsidiary accrued interests	$ 20